Agreements and Transactions with Affiliates - Balances with Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Accounts receivable	$ 134	$ 75
Accounts payable	48	40
Phillips 66
Related Party Transaction [Line Items]
Accounts receivable	115	54
Accounts payable	4	3
Other assets	2	1
Enbridge
Related Party Transaction [Line Items]
Accounts receivable	1	0
Accounts payable	3	4
Other assets	1	1
Other liabilities	1	0
Unconsolidated Affiliates
Related Party Transaction [Line Items]
Accounts receivable	18	21
Accounts payable	41	33
Other assets	$ 5	$ 31